Basis of Presenting Financial Statements	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Basis of Presenting Financial Statements
2.
Basis of Presenting Financial Statements
(a)
Application of accounting standards

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) Accounting Standards as issued by the International Accounting Standards Board.

The consolidated financial statements were authorized for issuance by the Group’s management on April 16, 2026.

(b)
Basis of Measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following material items in the consolidated statement of financial position:

▪
derivative financial instruments at fair value, financial assets at fair value through profit or loss (“FVTPL”), financial assets at fair value through other comprehensive income (“FVOCI”), financial liabilities at fair value through profit or loss (“FVTPL”), and
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net defined benefit liabilities (defined benefit assets) recognized at the present value of defined benefit obligations less the fair value of plan assets
(c)
Functional and Presentation Currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which each entity operates (the “functional currency"). The consolidated financial statements are presented in Korean won, which is the Parent Company’s functional and presentation currency.

(d)
Estimates and Judgments

As the resulting accounting estimates will, by definition, seldom equal the related actual results, it can contain a significant risk of causing a material adjustment.

Estimates and assumptions are continuously evaluated, taking into account future events that are reasonably predictable in light of past experiences and current situations. Changes in accounting estimates are recognized during the period which the estimates have been changed and the future period to be affected.

The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below. Additional information of significant judgment and assumptions of certain items are included in relevant notes.

(i)
Impairment of non-financial assets

The recoverable amount of a non-financial assets is determined as the greater of its value in use and its fair value less costs to sell.

(ii)
Income Tax

The Group’s taxable income generated from these operations are subject to income taxes based on tax laws and interpretations of tax authorities in numerous jurisdictions. There are many transactions and calculations for which the ultimate tax determination is uncertain. The Group estimates the income tax effects expected to be incurred in the future as a result of its operating activities up to the end of the reporting period, and recognizes them as current and deferred income taxes. However, the actual future income tax burden may not match the recognized related assets and liabilities, and such differences may affect the current and deferred income tax assets and liabilities at the time the expected income tax effects are realized.

2.
Basis of Presenting Financial Statements, Continued
(d)
Estimates and Judgments, Continued

In addition, deferred tax assets are recognized to the extent that it is probable that taxable income will be generated during the periods when temporary differences, unused tax losses, and tax credits are realized. Significant judgments are made to determine the book value of deferred tax assets that can be recognized based on the timing and level of future taxable income.

(iii)
Net defined benefit liabilities (defined benefit assets)

The present value of defined benefit obligations can vary depending on various factors determined by actuarial methods. The assumptions applied to determine the net cost (profit) of retirement benefits include the discount rate, which represents the interest rate that should be applied to determine the present value of the estimated future cash outflows expected to occur upon the settlement of defined benefit obligations. The discount rate is determined based on market yields of high-quality corporate bonds denominated in the currency in which the benefits are to be paid, taking into account the duration and maturity profile of the related pension obligations. Other key assumptions related to defined benefit obligations are based on current market conditions.

During the reporting period, the Group changed the discount rate calculation method among the actuarial assumptions for the projected unit credit method to more reasonably determine the defined benefit obligation. (see Note 13)